Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment

	June 30, 2020	December 31, 2019
	(Unaudited)
Building	$1,488,396	$1,488,396
Computer equipment	77,444	76,365
Furniture, fixture, and office and medical equipment	262,239	271,009
Leasehold improvements	459,327	665,546
Laboratory equipment	4,030,341	4,029,640
Motor vehicle under finance leases	239,093	239,093
Assets in construction	1,899,169	1,899,169
	8,456,009	8,669,218
Less: accumulated depreciation	1,984,962	1,576,183
	6,471,047	7,093,035
Less: accumulated impairment	330,445	-
Property, plant and equipment, net	$6,140,602	$7,093,035